Cover	Oct. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2023
Entity File Number	333-270452
Entity Registrant Name	PFS Bancorp, Inc.
Entity Central Index Key	0001967656
Entity Tax Identification Number	92-2956265
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1730 Fourth Street
Entity Address, City or Town	Peru
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61354
City Area Code	(815)
Local Phone Number	223-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false